Operations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Principles of Consolidation and Investments in Subsidiaries [Abstract]
Investments in subsidiaries

The consolidated financial statements include the following direct and indirect subsidiaries:

			% interest in the share capital
			12/31/2022		12/31/2021		12/31/2020
			Control		Control		Control
	Location	Segment	Direct	Indirect	Direct	Indirect	Direct	Indirect
Ipiranga Produtos de Petróleo S.A.	Brazil	Ipiranga	100	-	100	-	100	-
am/pm Comestíveis Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Icorban - Correspondente Bancário Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Ipiranga Trading Limited	British Virgin Islands	Ipiranga	-	100	-	100	-	100
Tropical Transportes Ipiranga Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Ipiranga Imobiliária Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Ipiranga Logística Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Oil Trading Importadora e Exportadora Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Iconic Lubrificantes S.A.	Brazil	Ipiranga	-	56	-	56	-	56
Integra Frotas Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Imaven Imóveis Ltda.	Brazil	Others	-	100	-	100	-	100
Imifarma Produtos Farmacêuticos e Cosméticos S.A.(3)	Brazil	Extrafarma	-	-	-	100	-	100
Ultragaz Participações Ltda (8)	Brazil	Ultragaz	100	-	-	-	-	-
Ultragaz Energia Ltda (10)	Brazil	Ultragaz	-	100	-	100	-	-
Stella GD Intermediação de Geração Distribuída de Energia Ltda.(9)	Brazil	Ultragaz	-	100	-	-	-	-
Companhia Ultragaz S.A. (8)	Brazil	Ultragaz	-	99	-	99	-	99
Nova Paraná Distribuidora de Gás Ltda. (1)	Brazil	Ultragaz	-	100	-	100	-	100
Utingás Armazenadora S.A	Brazil	Ultragaz	-	57	-	57	-	57
Bahiana Distribuidora de Gás Ltda. (7)	Brazil	Ultragaz	-	100	-	100	-	100
LPG International Inc. (7)	Cayman Islands	Ultragaz	-	100	-	100	-	100
UVC Investimentos Ltda	Brazil	Others	100	-	-	99	-	99
Centro de Conveniências Millennium Ltda. and subsidiaries	Brazil	Others	100	-	100	-	100	-
Oxiteno S.A. Indústria e Comércio (4)	Brazil	Oxiteno	-	-	100	-	100	-
Oxiteno Argentina Sociedad de Responsabilidad Ltda.	Argentina	Oxiteno	-	-	-	100	-	100
Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.	Brazil	Oxiteno	-	-	-	100	-	100
Oxiteno Uruguay S.A.	Uruguay	Oxiteno	-	-	-	100	-	100
Oxiteno México S.A. de C.V.	Mexico	Oxiteno	-	-	-	100	-	100
Oxiteno Servicios Corporativos S.A. de C.V.	Mexico	Oxiteno	-	-	-	100	-	100
Oxiteno Servicios Industriales S.A. de C.V.	Mexico	Oxiteno	-	-	-	100	-	100
Oxiteno USA LLC	United States	Oxiteno	-	-	-	100	-	100
Global Petroleum Products Trading Corp. (5)	British Virgin Islands	Oxiteno	-	-	-	100	-	100
Oxiteno Europe SPRL	Belgium	Oxiteno	-	-	-	100	-	100
Oxiteno Colombia S.A.S.	Colombia	Oxiteno	-	-	-	100	-	100
Oxiteno Shanghai LTD.	China	Oxiteno	-	-	-	100	-	100
Empresa Carioca de Produtos Químicos S.A.	Brazil	Oxiteno	-	-	-	100	-	100
Ultracargo - Operações Logísticas e Participações Ltda.	Brazil	Ultracargo	100	-	100	-	100	-
Ultracargo Logística S.A. (2)	Brazil	Ultracargo	-	99	-	99	-	99
TEAS – Terminal Exportador de Álcool de Santos Ltda.	Brazil	Ultracargo	-	100	-	100	-	100
Ultracargo Vila do Conde Logística Portuária S.A. (6)	Brazil	Ultracargo	-	100	-	100	-	100
Ultrapar International S.A.	Luxembourg	Others	100	-	100	-	100	-
SERMA - Ass. dos usuários equip. proc. de dados	Brazil	Others	-	100	-	100	-	100
UVC - Fundo de investimento em participações multiestratégia investimento no exterior	Brazil	Others	100	-	100	-	100	-
Eaí Clube Automobilista S.A.	Brazil	Others	100	-	100	-	100	-

The percentages in the table above are rounded.

(1)	Non-operating company in closing phase.
(2)	In April 2021, the name of subsidiary Terminal Químico de Aratu S.A - Tequimar was changed to Ultracargo Logística S.A. (“Ultracargo Logística”).
(3)	On May 18, 2021, the Company announced the signing of an agreement for the sale of all shares of Extrafarma to Pague Menos. As of December 31, 2021, the Company reclassified the subsidiary’s balances to “assets and liabilities held for sale”, being the transaction closed on August 1, 2022 after the fulfillment of all conditions precedent. For further details, see note 4.c.1.
(4)	On August 16, 2021, the Company announced the signing of an agreement for the sale of its interest in Oxiteno S.A. to Indorama. As of December 31, 2021, the Company reclassified the subsidiary’s balances to “assets and liabilities held for sale”. On April 1, 2022, the transaction was consummated.
(5)	On January 27, 2022, the subsidiary Global Petroleum Products Trading Corp (“GPPT”) was dissolved.
(6)	On April 29, 2022, the name of subsidiary Tequimar Vila do Conde Logística Portuária S.A was changed to Ultracargo Vila do Conde Logística Portuária S.A.
(7)	On July 1, 2022, the indirect subsidiaries Bahiana Distribuidora de Gás Ltda. (“Bahiana”) and LPG International Inc. (“LPG”) became controlled by Ultragaz.
(8)	On August 1, 2022, the subsidiary Companhia Ultragaz S.A. (“Ultragaz”) became directly controlled by Ultrapar. In November 2022, Ultragaz became an investee of Ultragaz Participações Ltda.
(9)	On September 12, 2022, the Company through its subsidiary Ultragaz Energia Ltda., signed an agreement for the acquisition of all quotas of Stella GD Intermediação de Geração Distribuída de Energia Ltda. (“Stella”). The closing of the acquisition ocurred on October 1, 2022 (see note 33.a).
(10)	On November 18, 2022, the name of subsidiary Ultragaz Comercial Ltda. was changed to Ultragaz Energia Ltda.